Loans (Details 5) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Consumer Loans (Not Secured by Real Estates)
Amortized Cost	$ 9	$ 0
Residential Property
Amortized Cost	9,648	0
Developed Land
Amortized Cost	88	0
Commercial Property
Amortized Cost	944
Multifamily Property
Amortized Cost		0
Business Assets
Amortized Cost	272	350
Construction and Land Development
Amortized Cost	37	0
Construction and Land Development | Residential Property
Amortized Cost	0	0
Construction and Land Development | Developed Land
Amortized Cost	37	0
Construction and Land Development | Commercial Property
Amortized Cost	0
Construction and Land Development | Multifamily Property
Amortized Cost		0
Construction and Land Development | Business Assets
Amortized Cost	0	0
Construction and Land Development | Collateral Dependent
Amortized Cost	0	0
Single-Family Residential
Amortized Cost	3,720	0
Single-Family Residential | Residential Property
Amortized Cost	3,720	0
Single-Family Residential | Developed Land
Amortized Cost	0	0
Single-Family Residential | Commercial Property
Amortized Cost	0
Single-Family Residential | Multifamily Property
Amortized Cost		0
Single-Family Residential | Business Assets
Amortized Cost	0	0
Single-Family Residential | Collateral Dependent
Amortized Cost	0	0
Multifamily and Farmland
Amortized Cost	0	0
Multifamily and Farmland | Residential Property
Amortized Cost	0	0
Multifamily and Farmland | Developed Land
Amortized Cost	0	0
Multifamily and Farmland | Commercial Property
Amortized Cost	0
Multifamily and Farmland | Multifamily Property
Amortized Cost		0
Multifamily and Farmland | Business Assets
Amortized Cost	0	0
Multifamily and Farmland | Collateral Dependent
Amortized Cost	0	0
Total Real Estate Loans
Amortized Cost	4,183	0
Total Real Estate Loans | Residential Property
Amortized Cost	3,720	0
Total Real Estate Loans | Developed Land
Amortized Cost	37	0
Total Real Estate Loans | Commercial Property
Amortized Cost	426
Total Real Estate Loans | Multifamily Property
Amortized Cost		0
Total Real Estate Loans | Business Assets
Amortized Cost	0	0
Total Real Estate Loans | Collateral Dependent
Amortized Cost	0	0
Commercial
Amortized Cost	426	0
Commercial | Residential Property
Amortized Cost	0	0
Commercial | Developed Land
Amortized Cost	0	0
Commercial | Commercial Property
Amortized Cost	426
Commercial | Multifamily Property
Amortized Cost		0
Commercial | Business Assets
Amortized Cost	0	0
Commercial | Collateral Dependent
Amortized Cost	0	0
Commercial Loans (Not Secured by Real Estate)
Amortized Cost	248	432
Commercial Loans (Not Secured by Real Estate) | Residential Property
Amortized Cost	0	0
Commercial Loans (Not Secured by Real Estate) | Developed Land
Amortized Cost	0	0
Commercial Loans (Not Secured by Real Estate) | Commercial Property
Amortized Cost	0
Commercial Loans (Not Secured by Real Estate) | Multifamily Property
Amortized Cost		0
Commercial Loans (Not Secured by Real Estate) | Business Assets
Amortized Cost	248	350
Commercial Loans (Not Secured by Real Estate) | Collateral Dependent
Amortized Cost	0	82
Consumer Loans (Not Secured by Real Estate)
Amortized Cost	0	0
Consumer Loans (Not Secured by Real Estate) | Residential Property
Amortized Cost	0	0
Consumer Loans (Not Secured by Real Estate) | Developed Land
Amortized Cost	0	0
Consumer Loans (Not Secured by Real Estate) | Commercial Property
Amortized Cost	0
Consumer Loans (Not Secured by Real Estate) | Multifamily Property
Amortized Cost		0
Consumer Loans (Not Secured by Real Estate) | Business Assets
Amortized Cost	0	0
Consumer Loans (Not Secured by Real Estate) | Collateral Dependent
Amortized Cost	9	0
Total Loans (Not Secured by Real Estate)
Amortized Cost	4,431	432
Total Loans (Not Secured by Real Estate) | Residential Property
Amortized Cost	3,720	0
Total Loans (Not Secured by Real Estate) | Developed Land
Amortized Cost	37	0
Total Loans (Not Secured by Real Estate) | Commercial Property
Amortized Cost	426
Total Loans (Not Secured by Real Estate) | Multifamily Property
Amortized Cost		0
Total Loans (Not Secured by Real Estate) | Business Assets
Amortized Cost	248	350
Total Loans (Not Secured by Real Estate) | Collateral Dependent
Amortized Cost	9	82
Total Loan (Not Secured by Real Estate)
Amortized Cost	4,440	432
Commercial Loan (Not Secured by Real Estate)
Amortized Cost	248	432
Commercial Real
Amortized Cost	$ 426	$ 0